CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (52,556,000)	$ (55,637,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Unrealized change in fair value of warrants	4,416,000	(795,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	(35,584,000)	(28,433,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(306,000)	(170,000)
Cash Flows from Financing Activities:
Repayment of promissory note	(3,992,000)
Net cash provided by financing activities	40,508,000	13,563,000
Net increase (decrease) in cash	4,618,000	(15,040,000)
Cash at beginning of period	5,128,000	20,168,000
Cash at end of period	9,746,000	5,128,000
PRIVETERRA ACQUISITION CORP.
Cash Flows from Operating Activities:
Net (loss) income	6,375,345	8,200,831
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on investments held in Trust Account	(3,706,667)	(79,687)
Unrealized change in fair value of warrants	(6,715,041)	(10,712,133)
Gain on forgiveness of deferred underwriting fee payable	(162,571)
Changes in operating assets and liabilities:
Prepaid assets	331,144	(372,430)
Franchise tax payable	321,366	200,000
Deferred tax liability	588,899
Accrued expenses	1,986,097	613,585
Net cash used in operating activities	(981,428)	(1,494,788)
Cash Flows from Investing Activities:
Principal invested into Trust account		(276,000,000)
Net cash used in investing activities	401,925	(276,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriter fee		270,480,000
Offering costs		(369,212)
Proceeds from issuance of Private Placement Warrants		7,820,000
Proceeds from working capital loans		100,000
Borrowings under promissory note	150,000	35,192
Repayment of promissory note		(73,780)
Net cash provided by financing activities	150,000	277,992,200
Net increase (decrease) in cash	(429,503)	497,412
Cash at beginning of period	497,412
Cash at end of period	67,909	497,412
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriters' discount payable		9,660,000
Forgiveness of deferred underwriting fee payable allocated to Class A common stock	$ 3,604,829
Conversion of Working Capital Loans to Private Placement Warrants		$ 100,000